CONVERTIBLE BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary of Convertible Bonds Payable

US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	37,148,318
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,120,487
2021 Series B Note US$ 90,000,000 1.00% due to 2026	90,572,871
148,841,676